Portfolio of Investments
Columbia Strategic California Municipal Income Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.1%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.1%
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2012 (State Street Bank)
06/15/2032	1.170%	400,000	400,000
Total Floating Rate Notes (Cost $400,000)			400,000

Municipal Bonds 98.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 1.0%
California Municipal Finance Authority(c)
Revenue Bonds
United Airlines, Inc. Project
Series 2019
07/15/2029	4.000%	5,000,000	5,887,550
Airport 8.2%
City of Fresno Airport(c)
Refunding Revenue Bonds
Series 2013B (BAM)
07/01/2028	5.000%	500,000	561,035
07/01/2030	5.125%	1,050,000	1,180,284
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Subordinated Series 2019A
05/15/2035	5.000%	3,795,000	4,853,387
05/15/2049	5.000%	5,000,000	6,192,050
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2017
05/15/2041	5.000%	1,500,000	1,784,145
Subordinated Series 2018
05/15/2048	5.250%	3,000,000	3,719,130
Subordinated Series 2019
05/15/2044	4.000%	2,000,000	2,293,240
05/15/2049	4.000%	1,775,000	2,033,511
Subordinated Series 2018C
05/15/2044	5.000%	2,000,000	2,440,300
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2041	5.000%	5,500,000	6,649,005
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Norman Y. Mineta San Jose International Airport(c)
Refunding Revenue Bonds
Series 2017A
03/01/2047	5.000%	3,000,000	3,567,000
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
2nd Series 2011F
05/01/2029	5.000%	5,210,000	5,467,166
SFO Fuel Company LLC
Series 2019
01/01/2047	5.000%	1,000,000	1,228,310
Revenue Bonds
San Francisco International Airport
Series 2016
05/01/2041	5.000%	1,305,000	1,555,129
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	6,000,000	6,807,660
Total			50,331,352
Charter Schools 3.0%
California Public Finance Authority
Revenue Bonds
Laverne Elementary Prep Academy Project
Series 2019
06/15/2039	5.000%	870,000	902,077
06/15/2049	5.000%	1,400,000	1,446,256
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2041	5.000%	1,750,000	1,970,867
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,437,751
07/01/2045	5.000%	1,705,000	1,915,278
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,729,146
Series 2018
08/01/2048	5.000%	1,750,000	2,074,485
KIPP LA Projects
Series 2014A
07/01/2044	5.125%	1,000,000	1,114,630
Series 2015A
07/01/2045	5.000%	1,000,000	1,131,430
Columbia Strategic California Municipal Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kipp SoCal Public Schools
Series 2019A
07/01/2049	5.000%	1,000,000	1,214,570
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,174,940
07/01/2046	6.375%	155,000	182,116
Total			18,293,546
Disposal 1.7%
California Municipal Finance Authority(d),(e)
Revenue Bonds
Waste Management, Inc.
Series 2009A (Mandatory Put 02/03/20)
02/01/2039	1.300%	750,000	750,000
California Municipal Finance Authority(c)
Revenue Bonds
Waste Management, Inc. Project
Series 2019A (Mandatory Put 10/01/29)
10/01/2044	2.400%	9,000,000	9,420,840
Total			10,170,840
Higher Education 9.4%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2047	5.000%	4,250,000	5,021,503
Series 2018-A
12/01/2044	5.000%	2,000,000	2,452,300
University of the Pacific
Series 2015
11/01/2036	5.000%	2,000,000	2,393,680
Revenue Bonds
Chapman University
Series 2015
04/01/2040	5.000%	2,500,000	2,923,725
Stanford University
Series 2019V-1
05/01/2049	5.000%	8,450,000	13,579,403
California Municipal Finance Authority
Refunding Revenue Bonds
Biola University
Series 2017
10/01/2039	5.000%	1,000,000	1,199,520
California Lutheran University
Series 2018
10/01/2038	5.000%	300,000	368,955
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Biola University
Series 2013
10/01/2038	5.000%	1,000,000	1,111,490
10/01/2042	5.000%	2,360,000	2,606,620
National University
Series 2019A
04/01/2040	5.000%	1,000,000	1,246,440
04/01/2041	5.000%	2,000,000	2,486,140
California State University
Revenue Bonds
Series 2019A
11/01/2049	5.000%	10,000,000	12,836,800
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2041	5.000%	1,875,000	2,197,238
Revenue Bonds
California Baptist University
Series 2014A
11/01/2043	6.375%	3,000,000	3,464,910
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,400,000	1,588,538
11/01/2043	5.875%	1,875,000	2,118,956
Total			57,596,218
Hospital 14.5%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2040	5.000%	5,000,000	5,781,100
Revenue Bonds
City of Hope Obligated Group
Series 2019
11/15/2045	4.000%	8,000,000	9,204,880
Dignity Health
Series 2011A
03/01/2041	5.250%	3,000,000	3,121,470
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,759,400
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	7,000,000	8,049,090
St. Joseph Health System
Series 2013A
07/01/2037	5.000%	2,000,000	2,246,280

2	Columbia Strategic California Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2040	5.000%	2,000,000	2,310,380
Series 2017A
02/01/2042	4.000%	2,000,000	2,199,080
02/01/2047	5.000%	2,000,000	2,386,880
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	4,566,640
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System
Series 2018
03/01/2042	4.000%	5,000,000	5,543,350
03/01/2048	5.000%	5,000,000	6,080,500
Adventist Health System West
Series 2015
03/01/2035	5.000%	3,850,000	4,610,914
Huntington Memorial Hospital
Series 2014B
07/01/2044	5.000%	1,000,000	1,134,530
John Muir Health
Series 2018A
12/01/2053	5.000%	700,000	837,214
Redlands Community Hospital OB
Series 2016
10/01/2046	5.000%	1,000,000	1,166,280
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2038	5.000%	475,000	590,116
08/01/2045	4.000%	1,000,000	1,048,620
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2043	5.250%	3,120,000	3,547,783
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	3,004,603
Methodist Hospital of Southern California
01/01/2048	5.000%	7,500,000	8,887,050
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	3,000,000	3,564,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	3,238,350
Washington Township Health Care District
Refunding Revenue Bonds
Series 2019A
07/01/2036	5.000%	500,000	617,150
07/01/2048	4.000%	500,000	543,905
Total			89,040,165
Human Service Provider 1.0%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,344,960
Inland Regional Center Project
Series 2015
06/15/2045	5.000%	3,500,000	4,028,920
Total			6,373,880
Local Appropriation 0.7%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Series 2014A
05/01/2046	5.000%	1,000,000	1,142,670
City of Modesto
Certificate of Participation
Community Center Refinancing Project
Series 1993A (AMBAC)
11/01/2023	5.000%	1,090,000	1,141,394
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,240,020
Total			4,524,084
Local General Obligation 11.8%
Alameda Unified School District-Alameda County
Unlimited General Obligation Bonds
Election of 2014
Series 2019C
08/01/2042	3.000%	1,000,000	1,043,940
Carlsbad Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2019A
08/01/2048	3.125%	2,750,000	2,909,472

Columbia Strategic California Municipal Income Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cerritos Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2044	3.000%	5,000,000	5,247,850
Chaffey Joint Union High School District(f)
Unlimited General Obligation Bonds
Series 2019D
08/01/2034	0.000%	500,000	349,730
08/01/2035	0.000%	660,000	444,358
08/01/2036	0.000%	1,000,000	647,980
Chula Vista Elementary School District(f)
Unlimited General Obligation Bonds
BAN Series 2019
08/01/2023	0.000%	1,600,000	1,549,264
Coast Community College District(f)
Unlimited General Obligation Bonds
Election of 2012
Series 2019F
08/01/2040	0.000%	3,950,000	2,202,322
08/01/2041	0.000%	2,125,000	1,141,083
08/01/2043	0.000%	7,250,000	3,604,917
Compton Unified School District(f)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2036	0.000%	1,500,000	960,795
Conejo Valley Unified School District(f)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2029	0.000%	1,650,000	1,245,205
08/01/2030	0.000%	1,000,000	713,270
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Series 2019C
08/01/2049	4.000%	1,500,000	1,723,665
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	2,010,000	2,316,927
El Monte Union High School District
Unlimited General Obligation Bonds
Series 2019A
06/01/2044	4.000%	5,250,000	5,920,530
Fremont Union High School District
Unlimited General Obligation Bonds
Series 2019A
08/01/2046	4.000%	4,000,000	4,578,240
Glendale Unified School District(f)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,333,933
09/01/2032	0.000%	1,000,000	666,520
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lodi Unified School District
Unlimited General Obligation Bonds
Election of 2016
Series 2020
08/01/2043	3.000%	3,320,000	3,470,695
Long Beach Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2045	4.000%	725,000	836,121
Long Beach Unified School District(f)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	1,015,350
Manteca Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	4,236,346
Monterey Peninsula Community College District(f)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2032	0.000%	3,500,000	2,538,830
08/01/2033	0.000%	2,000,000	1,391,120
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2040	5.000%	1,000,000	1,172,420
Oceanside Unified School District(f)
Unlimited General Obligation Bonds
Election 2008
Series 2010B (AGM)
08/01/2041	0.000%	5,125,000	3,085,967
Pomona Unified School District(f)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	675,230
08/01/2034	0.000%	1,610,000	1,039,030
Poway Unified School District(f)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	1,915,269
Riverside Community College District(f)
Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	429,474
08/01/2031	0.000%	1,000,000	676,050

4	Columbia Strategic California Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rocklin Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1995C (NPFGC)
07/01/2020	0.000%	845,000	841,705
San Diego Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	3,132,300
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2019B
07/01/2048	3.250%	5,000,000	5,324,400
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,734,270
Simi Valley Unified School District
Refunding Certificate of Participation
Capital Improvement Projects
Series 1998 (AMBAC)
08/01/2022	5.250%	625,000	664,069
Total			72,778,647
Multi-Family 2.8%
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	4,794,107	5,660,163
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	1,064,170
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,419,438
Caritas Affordable Housing
Series 2014
08/15/2049	5.250%	3,500,000	3,908,240
Subordinated Series 2014
08/15/2049	5.875%	1,000,000	1,098,760
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2012
05/15/2031	5.125%	2,000,000	2,109,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2051	5.000%	1,440,000	1,691,899
NCCD-Hooper Street LLC
07/01/2049	5.250%	500,000	584,905
Total			17,536,575
Municipal Power 1.3%
City of Vernon Electric System
Revenue Bonds
Series 2012A
08/01/2030	5.000%	1,000,000	1,067,490
Unrefunded Revenue Bonds
Series 2009A
08/01/2021	5.125%	665,000	675,487
Turlock Irrigation District(e)
Refunding Revenue Bonds
Series 2020
01/01/2039	5.000%	2,000,000	2,508,520
01/01/2041	5.000%	3,130,000	3,904,925
Total			8,156,422
Other Bond Issue 1.4%
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2040	5.000%	2,000,000	2,289,400
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
Series 2019-ML05
03/01/2019
11/25/2033	3.350%	3,976,432	4,377,813
San Diego County Regional Airport Authority
Revenue Bonds
Consolidated Rental Car Facility Project
Series 2014A
07/01/2044	5.000%	1,500,000	1,727,490
Total			8,394,703
Ports 0.9%
Port of Los Angeles(c)
Refunding Revenue Bonds
Series 2014A
08/01/2044	5.000%	5,000,000	5,726,350
Prepaid Gas 0.3%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,577,430

Columbia Strategic California Municipal Income Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 1.5%
City of Pomona
Refunding Revenue Bonds
Series 1990B Escrowed to Maturity (GNMA / FHLMC)
08/01/2023	7.500%	370,000	411,614
City of Redding Electric System(g)
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
07/01/2022	9.998%	155,000	175,716
San Francisco City & County Redevelopment Agency
Prerefunded 02/01/21 Tax Allocation Bonds
San Francisco Redevelopment Projects
Series 2011B
08/01/2041	6.625%	1,600,000	1,692,704
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project
Series 2011A
08/01/2031	7.000%	1,000,000	1,061,740
Temecula Redevelopment Agency
Prerefunded 08/01/21 Tax Allocation Bonds
Housing Redevelopment Project No. 1
Series 2011A
08/01/2039	7.000%	2,100,000	2,293,011
Union City Community Redevelopment Agency
Prerefunded 12/01/21 Subordinated Tax Allocation Bonds
Lien-Community Redevelopment Project
Series 2011
12/01/2033	6.875%	1,500,000	1,667,655
Yorba Linda Redevelopment Agency Successor
Prerefunded 09/01/21 Subordinated Tax Allocation Bonds
Lien-Redevelopment Project
Series 2011A
09/01/2032	6.500%	2,000,000	2,179,700
Total			9,482,140
Resource Recovery 0.0%
California Municipal Finance Authority(c),(d),(h)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	2,745,000	54,900
Retirement Communities 4.1%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2031	6.000%	2,200,000	2,343,132
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	2,565,000	3,015,029
07/01/2044	5.000%	700,000	817,271
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2044	4.000%	2,500,000	2,777,850
Revenue Bonds
Paradise Vally Estates Project
Series 2019
01/01/2043	5.000%	3,000,000	3,641,430
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2049	5.375%	1,885,000	2,090,201
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,582,850
Front Porch Communities & Services
Series 2017
04/01/2047	4.000%	1,750,000	1,894,690
Front Porch Communities and Services
Series 2017
04/01/2047	5.000%	250,000	295,565
Revenue Bonds
Covenant Retirement Communities, Inc.
Series 2013
12/01/2036	5.625%	2,000,000	2,305,460
Eskaton Properties, Inc.
Series 2012
11/15/2034	5.250%	1,250,000	1,366,212
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2036	5.000%	1,100,000	1,167,155
Total			25,296,845
Sales Tax 1.4%
Orange County Local Transportation Authority
Refunding Revenue Bonds
Series 2019
02/15/2035	5.000%	4,000,000	5,291,560

6	Columbia Strategic California Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco Bay Area Rapid Transit District Sales Tax
Revenue Bonds
Series 2019A
07/01/2039	4.000%	1,250,000	1,455,900
San Joaquin County Transportation Authority
Revenue Bonds
Measure K
Series 2019
03/01/2039	5.000%	1,500,000	1,919,145
Total			8,666,605
Special Property Tax 8.2%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	1,340,000	1,344,690
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	630,000	632,230
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2030	5.000%	1,000,000	1,299,380
Carson Redevelopment Agency Successor Agency
Tax Allocation Bonds
Housing
Series 2010A
10/01/2030	5.000%	4,000,000	4,110,040
Cerritos Public Financing Authority
Tax Allocation Bonds
Los Coyotes Redevelopment Project Loan
Series 1993A (AMBAC)
11/01/2023	6.500%	2,000,000	2,320,080
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2030	5.000%	2,500,000	2,701,225
09/01/2038	5.000%	625,000	669,188
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,862,308
09/01/2036	5.000%	2,435,000	2,828,033
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	45,000	46,421
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/2039	5.000%	750,000	842,085
09/01/2044	5.000%	1,025,000	1,144,782
City of Yucaipa
Refunding Special Tax Bonds
Community Facilities District No. 98-1
Series 2011
09/01/2030	5.375%	1,500,000	1,590,435
Corona-Norco Unified School District
Refunding Special Tax Bonds
Community Facilities District #98-1
Series 2013
09/01/2032	5.000%	1,300,000	1,474,044
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2024	6.500%	2,370,000	2,672,365
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05/01/2023	5.250%	1,360,000	1,475,518
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,639,650
Irvine Unified School District
Special Tax Bonds
Community Facilities District Number 09-1
Series 2019A
09/01/2038	4.000%	275,000	315,689
09/01/2040	4.000%	690,000	788,932
Series 2019A (BAM)
09/01/2049	4.000%	1,150,000	1,332,425
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2042	5.000%	1,000,000	1,154,710
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/2035	5.625%	1,300,000	1,387,425
08/01/2040	5.750%	2,000,000	2,138,800
Pittsburg Successor Agency Redevelopment Agency(f)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,100,000	1,968,309

Columbia Strategic California Municipal Income Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B (BAM)
09/01/2035	5.000%	1,415,000	1,702,726
San Diego Redevelopment Agency Successor Agency(f)
Tax Allocation Bonds
Capital Appreciation
Series 2001 (AGM)
09/01/2020	0.000%	3,630,000	3,609,454
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,139,050
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,336,475
Total			50,526,469
State Appropriated 3.5%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2037	5.000%	6,825,000	7,521,901
Revenue Bonds
Judicial Council Projects
Series 2013A
03/01/2038	5.000%	2,500,000	2,777,550
Series 2014B
10/01/2039	5.000%	1,000,000	1,163,300
Various Capital Projects
Series 2011A
10/01/2031	5.125%	5,000,000	5,344,450
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	3,895,000	4,520,615
Total			21,327,816
State General Obligation 12.7%
State of California
Unlimited General Obligation Bonds
Construction Bonds
Series 2019
10/01/2044	4.000%	5,000,000	5,914,550
10/01/2049	5.000%	2,000,000	2,561,180
Series 2019
11/01/2029	5.000%	8,000,000	10,841,600
04/01/2045	3.250%	3,650,000	3,926,086
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Various Purpose
Series 2010
03/01/2040	5.500%	4,800,000	4,817,088
Various Purpose - Bid Group A
10/01/2048	5.000%	10,000,000	12,591,100
Unlimited General Obligation Refunding Bonds
Series 2019
04/01/2027	5.000%	5,000,000	6,396,800
04/01/2028	5.000%	7,000,000	9,166,290
10/01/2036	4.000%	10,000,000	12,115,000
Various Purpose
Series 2019
04/01/2032	5.000%	7,000,000	9,905,910
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,007
Total			78,237,611
Tobacco 3.3%
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	4,000,000	4,191,160
06/01/2047	5.250%	1,500,000	1,580,955
Series 2018A-2
06/01/2047	5.000%	6,900,000	7,229,751
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2048	5.000%	5,000,000	5,943,650
Tobacco Securitization Authority of Southern California(f)
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2054	0.000%	7,000,000	1,103,200
Total			20,048,716
Turnpike / Bridge / Toll Road 4.1%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 2014A
01/15/2046	5.750%	2,850,000	3,300,927
Subordinated Series 2019B-2
01/15/2053	3.500%	5,000,000	5,321,050
Foothill-Eastern Transportation Corridor Agency(f)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,532,600

8	Columbia Strategic California Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Riverside County Transportation Commission(f)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,554,978
06/01/2033	0.000%	2,940,000	2,152,903
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	2,073,625
Riverside County Transportation Commission
Revenue Bonds
Senior Lien
Series 2013A
06/01/2048	5.750%	1,500,000	1,680,360
San Joaquin Hills Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2014A
01/15/2044	5.000%	5,000,000	5,741,300
Total			25,357,743
Water & Sewer 2.0%
City of Riverside Sewer
Refunding Revenue Bonds
Series 2015A
08/01/2040	5.000%	3,185,000	3,775,149
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2041	5.000%	2,000,000	2,377,020
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Department of Water
Refunding Revenue Bonds
Series 2018B
07/01/2043	5.000%	5,000,000	6,335,300
Total			12,487,469
Total Municipal Bonds (Cost $562,086,091)			607,874,076

Money Market Funds 1.3%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.793%(i)	261,734	261,760
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.843%(i)	7,750,263	7,750,263
Total Money Market Funds (Cost $8,011,987)		8,012,023
Total Investments in Securities (Cost: $570,498,078)		616,286,099
Other Assets & Liabilities, Net		(1,384,088)
Net Assets		614,902,011

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2020.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $31,774,556, which represents 5.17% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	Zero coupon bond.
(g)	Inverse floating rate security issued by a tender option bond (TOB) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust. The interest rate shown was the current rate as of January 31, 2020.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2020, the total value of these securities amounted to $54,900, which represents 0.01% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at January 31, 2020.
Columbia Strategic California Municipal Income Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2020 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Strategic California Municipal Income Fund | Quarterly Report 2020